May 2, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	ING Variable Insurance Trust (“Registrant”) (File Nos. 333-83071; 811-9477)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 28 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A.
Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.
Regards,
/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

cc: Shirley Hinton
      Dechert LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com